Retirement and Other Postretirement Benefits - Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.30%	5.60%
Cash balance plan interest crediting rate	3.00%	3.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate to calculate service cost	5.60%	5.10%	5.50%
Discount rate to calculate interest cost	5.30%	4.90%	5.30%
Expected long-term rate of return on plan assets	7.00%	6.70%	6.70%
Cash balance plan interest crediting rate	3.00%	3.00%	3.00%